Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Class A	Class B USD ($)	Class A common stock Class A USD ($)	Class A common stock Class B USD ($)	Treasury stock USD ($)	Additional paid-in capital USD ($)	Accumulated deficit USD ($)
Beginning Balance at Dec. 31, 2009	$ 141,425			$ 111	$ 252	$ (3,205)	$ 281,953	$ (137,686)
Beginning Balance, share at Dec. 31, 2009						(695,000)
Beginning Balance (in shares) at Dec. 31, 2009				10,869,000	25,194,000
Issuance of common stock upon exercise of stock options (in shares)	81,974				82,000
Issuance of common stock upon exercise of stock options	372				1		371
Income tax shortfall of option exercises and restricted stock vesting, net	(537)						(537)
Issuance of common stock under employee stock purchase plan (in shares)					3,000
Issuance of common stock under employee stock purchase plan	17						17
Issuance of restricted stock to employees (in shares)					1,358,000
Issuance of restricted stock to employees	14				14
Repurchase of Class B common stock, shares			(1,234,000)			(1,234,000)
Repurchase of Class B common stock	(6,534)		(6,534)			(6,534)
Conversion of Class A common stock to Class B common stock (in shares)				(631,000)	631,000
Conversion of Class A common stock to Class B common stock				(6)	6
Repurchase of unvested restricted stock, shares						(82,000)
Repurchase of unvested restricted stock	(1)					(1)
Stock compensation from options and restricted stock, net of estimated forfeitures	10,795						10,795
Retirement of treasury stock (in shares)					(1,788,000)	1,788,000
Retirement of treasury stock					(18)	8,380	(8,362)
Net income (loss)	(3,043)							(3,043)
Common stock cash dividends	(2,816)						(2,816)
Ending Balance at Dec. 31, 2010	139,692			105	255	(1,360)	281,421	(140,729)
Ending Balance, share at Dec. 31, 2010						(223,000)
Ending Balance (in shares) at Dec. 31, 2010				10,238,000	25,480,000
Issuance of common stock upon exercise of stock options (in shares)	410,662				411,000
Issuance of common stock upon exercise of stock options	1,757				4		1,753
Income tax shortfall of option exercises and restricted stock vesting, net	913						913
Issuance of common stock under employee stock purchase plan (in shares)					4,000
Issuance of common stock under employee stock purchase plan	26						26
Issuance of common stock in connection with acquisition (in shares)					1,019,000
Issuance of common stock in connection with acquisition	7,603				10		7,593
Issuance of restricted stock to employees (in shares)					1,103,000
Issuance of restricted stock to employees	11				11
Issuance of restricted stock to employees as part of acquisitions (in shares)					462,000
Issuance of restricted stock to employees as part of acquisitions	5				5
Repurchase of Class B common stock, shares			(883,000)			(883,000)
Repurchase of Class B common stock	(6,159)		(6,159)			(6,159)
Conversion of Class A common stock to Class B common stock (in shares)				(606,000)	606,000
Conversion of Class A common stock to Class B common stock				(6)	6
Repurchase of unvested restricted stock, shares						(62,000)
Repurchase of unvested restricted stock	(1)					(1)
Stock compensation from options and restricted stock, net of estimated forfeitures	15,140						15,140
Retirement of treasury stock (in shares)			1,011,000		(1,011,000)	1,011,000
Retirement of treasury stock					(10)	6,453	(6,443)
Net income (loss)	2,959							2,959
Common stock cash dividends	(2,938)						(2,938)
Ending Balance at Dec. 31, 2011	159,008			99	281	(1,067)	297,465	(137,770)
Ending Balance, share at Dec. 31, 2011			(157,000)			(157,000)
Ending Balance (in shares) at Dec. 31, 2011		9,632,000	27,917,000	9,632,000	28,074,000
Issuance of common stock upon exercise of stock options (in shares)	6,556				6,000
Issuance of common stock upon exercise of stock options	27						27
Income tax shortfall of option exercises and restricted stock vesting, net	(4,006)						(4,006)
Issuance of common stock under employee stock purchase plan (in shares)					10,000
Issuance of common stock under employee stock purchase plan	36						36
Issuance of restricted stock to employees (in shares)					1,484,000
Issuance of restricted stock to employees	15				15
Tax withholding related to restricted stock awards, Shares					(7,000)	(384,000)
Tax withholding related to restricted stock award	(1,611)					(4)	(1,607)
Repurchase of Class B common stock, shares			(387,000)			(387,000)
Repurchase of Class B common stock	(1,651)		(1,651)			(1,651)
Conversion of Class A common stock to Class B common stock (in shares)				(62,000)	62,000
Conversion of Class A common stock to Class B common stock				(1)	1
Repurchase of unvested restricted stock, shares						(723,000)
Repurchase of unvested restricted stock	(7)					(7)
Stock compensation from options and restricted stock, net of estimated forfeitures	15,696						15,696
Retirement of treasury stock (in shares)			1,249,000		(1,249,000)	1,249,000
Retirement of treasury stock					(13)	2,716	(2,703)
Net income (loss)	(35,196)							(35,196)
Common stock cash dividends	(9,376)						(9,376)
Ending Balance at Dec. 31, 2012	$ 122,935			$ 98	$ 284	$ (13)	$ 295,532	$ (172,966)
Ending Balance, share at Dec. 31, 2012			(402,000)			(402,000)
Ending Balance (in shares) at Dec. 31, 2012		9,570,000	27,978,000	9,570,000	28,380,000